Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	$ 7,491,306	$ 6,004,875
Additions	213,916	3,256,026
Recovery		(688,345)
Write-off	(749,771)	(1,081,250)
Balance at ending	6,955,451	7,491,306
Abitibi Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	1,767,000	1,767,000
Additions
Recovery
Write-off
Balance at ending	1,767,000	1,767,000
Augustus Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	593,290	335,000
Additions		258,290
Recovery
Write-off
Balance at ending	593,290	593,290
Canadian Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	228,881	176,250
Additions		52,631
Recovery
Write-off
Balance at ending	228,881	228,881
Cosgrave Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions	104,750
Recovery
Write-off
Balance at ending	104,750
Electron Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	650,405	981,250
Additions		200,000
Recovery		(530,845)
Write-off
Balance at ending	650,405	650,405
Jubilee Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	20,000
Additions	30,000	20,000
Recovery
Write-off	(50,000)
Balance at ending		20,000
Kokanee Creek [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	932,125	932,125
Additions
Recovery
Write-off
Balance at ending	932,125	932,125
McNeely [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	820,000	820,000
Additions
Recovery
Write-off
Balance at ending	820,000	820,000
North Spirit [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	442,105
Additions		442,105
Recovery
Write-off	(442,105)
Balance at ending		442,105
Rose West Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	884,000
Additions		884,000
Recovery
Write-off
Balance at ending	884,000	884,000
Rose East Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	900,000
Additions	75,000	900,000
Recovery
Write-off
Balance at ending	975,000	900,000
Titan Gold [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	178,500	150,500
Additions		28,000
Recovery
Write-off	(178,500)
Balance at ending		178,500
Trix Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	75,000
Additions	4,166	75,000
Recovery
Write-off	(79,166)
Balance at ending		75,000
Falcon Lake [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		50,000
Additions		107,500
Recovery		(157,500)
Write-off
Gaspésie Peninsula [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions		288,500
Recovery
Write-off		(288,500)
Red Lake [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		792,750
Additions
Recovery
Write-off		$ (792,750)